Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
8. Leases
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2023	2022
Assets:
Operating lease right-of-use assets	Right-of-use asset	$19,988	$39,723
Finance lease right-of-use assets	Property and equipment, net	—	2,162
Total leased assets		$19,988	$41,885
Liabilities:
Operating lease liabilities	Lease liabilities	$31,202	$57,508
Finance lease liabilities	Other liabilities	—	1,062
Total lease liabilities		$31,202	$58,570
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating lease cost	$10,713	$17,645
Short-term lease cost	236	544
Variable lease cost	1,241	2,735
Total operating lease cost	$12,190	$20,924
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Mortgage platform expenses	$6,020	$14,238
General and administrative expenses	4,219	1,665
Marketing and advertising expenses	80	252
Technology and product development expenses	1,119	2,680
Other platform expenses	752	2,089
Total operating lease costs	$12,190	$20,924
The components of finance lease costs were as follows:

	Year Ended December 31, 2023
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$135	$39	$174
The components of finance lease costs were as follows:

	Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities	$17,504	$18,686
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease right-of-use assets recognized	$787	$4,722
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating leases
Weighted average remaining lease term (in years)	5.3	5.4
Weighted average discount rate	5.1%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.0	0.3
Weighted average discount rate	—%	16.2%
As of December 31, 2023, the Company held no finance leases, and the maturity analysis of operating lease liabilities are as follows:

(Amounts in thousands)	Operating Leases
2024	$9,608
2025	7,224
2026	4,444
2027	4,315
2028	4,179
2029 and beyond	6,268
Total lease payments	36,038
Less amount representing interest	(4,836)
Total lease liabilities	$31,202
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash offer program revenue	$304	$216,408
Cash offer program expenses	278	217,609
Gross Margin	$26	$(1,201)
The future maturity of the Company’s customer lease payments of none and $0.9 million occurs within the next 180 days as of December 31, 2023 and 2022, respectively.

LEASES
8. Leases
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2023	2022
Assets:
Operating lease right-of-use assets	Right-of-use asset	$19,988	$39,723
Finance lease right-of-use assets	Property and equipment, net	—	2,162
Total leased assets		$19,988	$41,885
Liabilities:
Operating lease liabilities	Lease liabilities	$31,202	$57,508
Finance lease liabilities	Other liabilities	—	1,062
Total lease liabilities		$31,202	$58,570
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating lease cost	$10,713	$17,645
Short-term lease cost	236	544
Variable lease cost	1,241	2,735
Total operating lease cost	$12,190	$20,924
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Mortgage platform expenses	$6,020	$14,238
General and administrative expenses	4,219	1,665
Marketing and advertising expenses	80	252
Technology and product development expenses	1,119	2,680
Other platform expenses	752	2,089
Total operating lease costs	$12,190	$20,924
The components of finance lease costs were as follows:

	Year Ended December 31, 2023
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$135	$39	$174
The components of finance lease costs were as follows:

	Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities	$17,504	$18,686
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease right-of-use assets recognized	$787	$4,722
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating leases
Weighted average remaining lease term (in years)	5.3	5.4
Weighted average discount rate	5.1%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.0	0.3
Weighted average discount rate	—%	16.2%
As of December 31, 2023, the Company held no finance leases, and the maturity analysis of operating lease liabilities are as follows:

(Amounts in thousands)	Operating Leases
2024	$9,608
2025	7,224
2026	4,444
2027	4,315
2028	4,179
2029 and beyond	6,268
Total lease payments	36,038
Less amount representing interest	(4,836)
Total lease liabilities	$31,202
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash offer program revenue	$304	$216,408
Cash offer program expenses	278	217,609
Gross Margin	$26	$(1,201)
The future maturity of the Company’s customer lease payments of none and $0.9 million occurs within the next 180 days as of December 31, 2023 and 2022, respectively.

LEASES
8. Leases
The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:

		As of December 31,
(Amounts in thousands)	Balance Sheet Caption	2023	2022
Assets:
Operating lease right-of-use assets	Right-of-use asset	$19,988	$39,723
Finance lease right-of-use assets	Property and equipment, net	—	2,162
Total leased assets		$19,988	$41,885
Liabilities:
Operating lease liabilities	Lease liabilities	$31,202	$57,508
Finance lease liabilities	Other liabilities	—	1,062
Total lease liabilities		$31,202	$58,570
The components of operating lease costs were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating lease cost	$10,713	$17,645
Short-term lease cost	236	544
Variable lease cost	1,241	2,735
Total operating lease cost	$12,190	$20,924
Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Mortgage platform expenses	$6,020	$14,238
General and administrative expenses	4,219	1,665
Marketing and advertising expenses	80	252
Technology and product development expenses	1,119	2,680
Other platform expenses	752	2,089
Total operating lease costs	$12,190	$20,924
The components of finance lease costs were as follows:

	Year Ended December 31, 2023
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$135	$39	$174
The components of finance lease costs were as follows:

	Year Ended December 31, 2022
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$520	$273	$793
Supplemental cash flow and non-cash information related to leases were as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash paid for amounts included in measurement of operating lease liabilities	$17,504	$18,686
Right-of-use assets obtained in exchange for lease liabilities:
Operating lease right-of-use assets recognized	$787	$4,722
Supplemental balance sheet information related to leases was as follows:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Operating leases
Weighted average remaining lease term (in years)	5.3	5.4
Weighted average discount rate	5.1%	5.1%
Finance leases
Weighted average remaining lease term (in years)	0.0	0.3
Weighted average discount rate	—%	16.2%
As of December 31, 2023, the Company held no finance leases, and the maturity analysis of operating lease liabilities are as follows:

(Amounts in thousands)	Operating Leases
2024	$9,608
2025	7,224
2026	4,444
2027	4,315
2028	4,179
2029 and beyond	6,268
Total lease payments	36,038
Less amount representing interest	(4,836)
Total lease liabilities	$31,202
Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Cash offer program revenue	$304	$216,408
Cash offer program expenses	278	217,609
Gross Margin	$26	$(1,201)
The future maturity of the Company’s customer lease payments of none and $0.9 million occurs within the next 180 days as of December 31, 2023 and 2022, respectively.